Measurement basis of financial assets and liabilities - Schedule of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	£ 62,705	£ 78,110	£ 91,388
Financial assets at fair value through profit or loss	215,925	203,318
Derivative financial instruments	24,065	22,356
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Financial assets at amortised cost	531,777	514,635
Financial assets at fair value through other comprehensive income	30,690	27,592
Other	5,654	742
Total financial assets	870,816	846,753
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Financial liabilities at fair value through profit or loss	27,611	24,914
Liabilities £m	21,676	20,149
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	70,834	75,592
Liabilities arising from insurance and participating investment contracts	122,064	120,123
Liabilities arising from non-participating investment contracts	51,228	44,978
Other	6,986	1,968
Subordinated liabilities	10,089	10,253	£ 10,730
Total financial liabilities	839,272	814,621
Held at amortised cost £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Cash and balances at central banks	62,705	78,110
Loans and advances to banks	7,900	10,764
Loans and advances to customers	459,857	449,745
Reverse repurchase agreements	49,476	38,771
Debt securities	14,544	15,355
Financial assets at amortised cost	531,777	514,635
Other	173	299
Total financial assets	594,655	593,044
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Notes in circulation	2,121	1,392
Debt securities in issue at amortised cost	70,834	75,592
Other	1,708	1,960
Subordinated liabilities	10,089	10,253
Total financial liabilities	611,415	604,449
Held for trading £m | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	25,450	21,638
Derivative financial instruments	24,017	22,253
Total financial assets	49,467	43,891
Financial liabilities at fair value through profit or loss	22,981	19,631
Liabilities £m	21,321	19,644
Total financial liabilities	44,302	39,275
Other | Mandatorily held at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through profit or loss	190,475	181,680
Total financial assets	190,475	181,680
Derivatives designated as hedging instruments £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Derivative financial instruments	48	103
Total financial assets	48	103
Liabilities £m	355	505
Total financial liabilities	355	505
At fair value through other comprehensive income £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial assets at fair value through other comprehensive income	30,690	27,592
Total financial assets	30,690	27,592
Insurance and participating investment contracts
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Other	5,481	443
Total financial assets	5,481	443
Liabilities arising from insurance and participating investment contracts	122,064	120,123
Other	5,278	8
Total financial liabilities	127,342	120,131
Designated at fair value through profit or loss £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites [Line Items]
Financial liabilities at fair value through profit or loss	4,630	5,283
Liabilities arising from non-participating investment contracts	51,228	44,978
Total financial liabilities	£ 55,858	£ 50,261